Expense Example, No Redemption - (American Beacon Funds) - C Class	Oct. 31, 2025 USD ($)
(American Beacon Balanced Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	2,275
(American Beacon International Equity Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,348
(American Beacon Large Cap Value Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	2,073
(American Beacon Small Cap Value Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	631
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	$ 2,338